Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,567	€ 1,912
Finished goods and goods for resale	2,688	3,569
Total inventories	4,255	5,481
Provision for inventories	(212)	(304)	€ (358)
Total	€ 4,043	€ 5,177